Short Term Loans (Details 1)	Dec. 31, 2018 USD ($)
Pledged by real property and land use right of Rongfeng Cui; Guaranteed by Rongfeng Cui and Yanjuan Wang [Member]
Corporate or personal guarantees provided for loans	$ 407,190
Pledged by real property of the Company, real property of Rongfeng Cui; Guaranteed by Rongfeng Cui and Yanjuan Wang [Member]
Corporate or personal guarantees provided for loans	1,586,393
Pledged by real property and land use right of the Company; Guaranteed by Rongfeng Cui and Yanjuan Wang [Member]
Corporate or personal guarantees provided for loans	3,119,365
Guaranteed by Rongfeng Cui and Yanjuan Wang [Member]
Corporate or personal guarantees provided for loans	$ 2,908,499